Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2022	December 31, 2023
Lubricants	1,057,652	1,370,033
Bunkers	-	2,747,630
Total	1,057,652	4,117,663